Schedule of Investments (unaudited) June 30, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
AGL Energy Ltd.	101,205	$1,421,122
APA Group	183,504	1,390,759

		2,811,881

Canada — 2.9%
Brookfield Infrastructure Partners LP(a)	43,907	1,885,977
Emera Inc.	35,308	1,445,824
Fortis Inc./Canada	65,362	2,586,469

		5,918,270

Chile — 0.6%
Enel Americas SA, ADR	88,516	785,137
Enel Chile SA, ADR	87,277	417,184

		1,202,321

Denmark — 1.1%
Orsted A/S(b)	25,603	2,217,312

Finland — 0.8%
Fortum OYJ	68,076	1,506,698

France — 4.1%
Electricite de France SA	75,933	958,548
Engie SA	277,786	4,220,013
Suez	68,480	989,631
Veolia Environnement SA	84,459	2,060,217

		8,228,409

Germany — 2.8%
E.ON SE	336,300	3,657,828
RWE AG	82,364	2,032,563

		5,690,391

Hong Kong — 3.1%
CLP Holdings Ltd.	275,000	3,034,240
Hong Kong & China Gas Co. Ltd.	1,478,247	3,277,214

		6,311,454

Italy — 5.6%
Enel SpA	1,164,311	8,141,136
Snam SpA	337,891	1,681,919
Terna Rete Elettrica Nazionale SpA	222,140	1,416,649

		11,239,704

Japan — 3.1%
Chubu Electric Power Co. Inc.	104,100	1,460,434
Kansai Electric Power Co. Inc. (The)	124,200	1,423,101
Kyushu Electric Power Co. Inc.	74,800	734,531
Osaka Gas Co. Ltd.	65,100	1,134,144
Tokyo Gas Co. Ltd.	61,300	1,443,742

		6,195,952

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	93,336	366,267

Portugal — 0.7%
EDP — Energias de Portugal SA	386,611	1,471,391

Spain — 6.7%
Endesa SA	50,629	1,303,610
Iberdrola SA	933,492	9,318,793
Naturgy Energy Group SA	56,882	1,569,553
Red Electrica Corp. SA	66,486	1,386,707

		13,578,663

Security	Shares	Value

United Kingdom — 5.5%
Centrica PLC	904,179	$1,010,127
National Grid PLC	550,749	5,858,443
Severn Trent PLC	38,557	1,004,985
SSE PLC	156,102	2,229,089
United Utilities Group PLC	108,357	1,079,528

		11,182,172

United States — 60.5%
AES Corp./VA	101,055	1,693,682
Alliant Energy Corp.	35,442	1,739,493
Ameren Corp.	36,952	2,775,465
American Electric Power Co. Inc.	74,334	6,542,135
American Water Works Co. Inc.	27,148	3,149,168
Atmos Energy Corp.	17,479	1,845,083
CenterPoint Energy Inc.	76,752	2,197,410
CMS Energy Corp.	42,782	2,477,506
Consolidated Edison Inc.	49,317	4,324,115
Dominion Energy Inc.	121,192	9,370,565
DTE Energy Co.	27,695	3,541,637
Duke Energy Corp.	110,114	9,716,459
Edison International	49,337	3,325,807
Entergy Corp.	28,707	2,954,811
Evergy Inc.	36,553	2,198,663
Eversource Energy	48,316	3,660,420
Exelon Corp.	146,975	7,045,981
FirstEnergy Corp.	76,703	3,283,655
NextEra Energy Inc.	72,184	14,787,614
NiSource Inc.	56,396	1,624,205
NRG Energy Inc.	41,940	1,472,933
Pinnacle West Capital Corp.	16,807	1,581,371
PPL Corp.	109,900	3,407,999
Public Service Enterprise Group Inc.	76,527	4,501,318
Sempra Energy	41,547	5,710,220
Southern Co. (The)	157,156	8,687,584
WEC Energy Group Inc.	47,383	3,950,321
Xcel Energy Inc.	77,538	4,612,736

		122,178,356

Total Common Stocks — 99.1% (Cost: $215,097,865)		200,099,241

Preferred Stocks

Brazil — 0.3%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	151,646	577,771

Total Preferred Stocks — 0.3% (Cost: $904,351)		577,771

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	280,518	$280,518

Total Short-Term Investments — 0.2% (Cost: $280,518)		280,518

Total Investments in Securities — 99.6% (Cost: $216,282,734)		200,957,530

Other Assets, Less Liabilities — 0.4%		875,016

Net Assets — 100.0%		$201,832,546

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$97	(a)	$(26)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	338,026	(57,508)	280,518	280,518	2,057		—	—

				$280,518	$2,154		$(26)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$200,099,241	$—	$—	$200,099,241
Preferred Stocks	577,771	—	—	577,771
Money Market Funds	280,518	—	—	280,518

	$200,957,530	$—	$—	$200,957,530

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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